Capital Adequacy Ratios of MHFG, MHCB, MHBK, and MHTB (Detail) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Total risk-based capital:
Actual	¥ 2,181,375,000,000
Tier 1 capital:
Required	4.00%
Total risk-based capital:
Required	120.00%
Mizuho Trust & Banking Company Limited | Consolidated
Tier 1 capital:
Required	98,000,000,000	112,000,000,000
Actual	297,000,000,000	281,000,000,000
Total risk-based capital:
Required	196,000,000,000	223,000,000,000
Actual	400,000,000,000	439,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	12.11%	10.07%
Total risk-based capital:
Required	8.00%	8.00%
Actual	16.34%	15.73%
Consolidated | Mizuho Financial Group Inc
Tier 1 capital:
Required	2,068,000,000,000	2,275,000,000,000
Actual	6,170,000,000,000	5,173,000,000,000
Total risk-based capital:
Required	4,136,000,000,000	4,549,000,000,000
Actual	7,911,000,000,000	7,658,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	11.93%	9.09%
Total risk-based capital:
Required	8.00%	8.00%
Actual	15.30%	13.46%
Consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,125,000,000,000	1,245,000,000,000
Actual	4,529,000,000,000	3,914,000,000,000
Total risk-based capital:
Required	2,250,000,000,000	2,490,000,000,000
Actual	5,287,000,000,000	4,983,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	16.10%	12.57%
Total risk-based capital:
Required	8.00%	8.00%
Actual	18.80%	16.00%
Consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	457,000,000,000	482,000,000,000
Actual	2,375,000,000,000	1,866,000,000,000
Total risk-based capital:
Required	915,000,000,000	964,000,000,000
Actual	3,411,000,000,000	3,105,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	10.38%	7.74%
Total risk-based capital:
Required	4.00%	4.00%
Actual	14.91%	12.88%
Mizuho Trust & Banking Company Limited | Non-consolidated
Tier 1 capital:
Required	96,000,000,000	110,000,000,000
Actual	296,000,000,000	280,000,000,000
Total risk-based capital:
Required	193,000,000,000	219,000,000,000
Actual	399,000,000,000	437,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	12.28%	10.21%
Total risk-based capital:
Required	8.00%	8.00%
Actual	16.54%	15.97%
Non-consolidated | Mizuho Corporate Bank Limited
Tier 1 capital:
Required	1,025,000,000,000	1,111,000,000,000
Actual	4,054,000,000,000	3,330,000,000,000
Total risk-based capital:
Required	2,049,000,000,000	2,221,000,000,000
Actual	5,212,000,000,000	4,908,000,000,000
Tier 1 capital:
Required	4.00%	4.00%
Actual	15.82%	11.99%
Total risk-based capital:
Required	8.00%	8.00%
Actual	20.34%	17.68%
Non-consolidated | Mizuho Bank Limited
Tier 1 capital:
Required	442,000,000,000	466,000,000,000
Actual	2,329,000,000,000	1,825,000,000,000
Total risk-based capital:
Required	884,000,000,000	931,000,000,000
Actual	¥ 3,318,000,000,000	¥ 3,021,000,000,000
Tier 1 capital:
Required	2.00%	2.00%
Actual	10.54%	7.83%
Total risk-based capital:
Required	4.00%	4.00%
Actual	15.02%	12.97%